Fees Summary	Oct. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 45,000
Previously Paid Amount	0.00
Total Fee Amount	3.92
Total Offset Amount	0.00
Net Fee	3.92
Narrative - Max Aggregate Offering Price	$ 45,000
Final Prospectus	true